Taxation - Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax loss carried forward	¥ 295,414	¥ 181,860
Impairment loss of investments	7,271	0
Unrealized profits arising from elimination of inter-company transactions	5,424	5,420
Deferred revenue	2,408	2,435
Others	4,379	1,766
Total deferred tax assets	314,896	191,481
Less: Valuation allowance	(314,896)	(171,236)	¥ (143,431)	¥ (94,637)
Total deferred tax assets	0	20,245
Deferred tax liabilities
Unrealized gains on investments	(20,533)	(4,597)
Total deferred tax liabilities	(20,533)	(4,597)
Net deferred tax assets (liabilities)	¥ (20,533)	¥ 15,648